TAX PROVISION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAX PROVISION
Income (loss) For The Year	$ (6,829,714)	$ (4,626,887)	$ 17,513,854
Expected Income Tax (recovery)	(1,844,000)	(1,249,000)	4,729,000
Change In Statutory, Foreign Tax, Foreign Exchange Rates And Other	39,000	117,000	(529,000)
Permanent Differences	134,000	269,000	(4,861,000)
Impact Of Flow Through Shares	22,000	0	0
Share Issue Cost	(43,000)	(250,000)	(103,000)
Adjustment To Prior Years Provision Versus Statutory Tax Returns And Expiry Of Non-capital Losses	(27,000)	404,000	1,205,000
Change In Unrecognized Deductible Temporary Differences	1,719,000	709,000	(441,000)
Total Income Tax Expense (recovery)	$ 0	$ 0	$ 0